Schedule of investments
Delaware Mid Cap Growth Equity Fund	June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.69%♦
Communication Services — 6.77%
Pinterest Class A †	1,572,954	$ 43,004,562
Shutterstock	132,311	6,439,576
Trade Desk Class A †	469,343	36,242,667
ZoomInfo Technologies †	644,417	16,361,748
		102,048,553
Consumer Discretionary — 14.64%
BorgWarner	735,738	35,984,946
Floor & Decor Holdings Class A †	247,898	25,771,476
Foot Locker	479,476	12,998,594
Fox Factory Holding †	79,444	8,620,468
Levi Strauss & Co. Class A	819,669	11,827,824
Lululemon Athletica †	60,301	22,823,928
National Vision Holdings †	513,899	12,482,607
On Holding Class A †	706,644	23,319,252
Petco Health & Wellness †	946,535	8,424,162
Pool	83,436	31,258,463
Vail Resorts	107,343	27,024,674
		220,536,394
Consumer Staples — 1.31%
Brown-Forman Class B	295,618	19,741,370
		19,741,370
Financials — 3.92%
Kinsale Capital Group	48,260	18,058,892
MarketAxess Holdings	156,784	40,986,473
		59,045,365
Healthcare — 18.88%
Agilent Technologies	157,664	18,959,096
Bio-Techne	302,592	24,700,585
Cooper	45,229	17,342,155
Dexcom †	404,019	51,920,482
Edwards Lifesciences †	226,029	21,321,316
Envista Holdings †	664,267	22,478,795
Genmab ADR †	469,613	17,849,990
Inspire Medical Systems †	41,319	13,413,800
Intuitive Surgical †	94,121	32,183,735
Repligen †	170,594	24,132,227
Veeva Systems Class A †	84,409	16,690,192
West Pharmaceutical Services	61,370	23,472,184
		284,464,557
NQ- 016 [0623] 0823 (3053870)    1

Schedule of investments
Delaware Mid Cap Growth Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials — 16.39%
A O Smith	314,094	$ 22,859,761
Copart †	242,021	22,074,735
Fastenal	397,110	23,425,519
Generac Holdings †	170,357	25,405,339
HEICO Class A	218,357	30,700,994
Howmet Aerospace	357,403	17,712,893
Lincoln Electric Holdings	98,438	19,552,740
Paycom Software	92,795	29,809,466
Trex †	472,787	30,995,916
Westinghouse Air Brake Technologies	108,843	11,936,812
WillScot Mobile Mini Holdings †	260,271	12,438,351
		246,912,526
Information Technology — 31.85%
Arista Networks †	152,648	24,738,135
Coherent †	462,015	23,553,525
Crowdstrike Holdings Class A †	158,514	23,280,951
DocuSign †	382,314	19,532,422
DoubleVerify Holdings †	314,213	12,229,170
EngageSmart †	382,222	7,296,618
HubSpot †	36,331	19,331,362
Keysight Technologies †	148,610	24,884,745
Lattice Semiconductor †	135,744	13,040,926
Littelfuse	66,538	19,383,185
Marvell Technology	489,871	29,284,488
Microchip Technology	397,351	35,598,676
Monolithic Power Systems	81,293	43,916,917
Novanta †	122,793	22,606,191
Teradyne	278,385	30,992,602
Trimble †	428,077	22,662,396
Tyler Technologies †	72,780	30,310,687
Universal Display	153,293	22,094,120
Workday Class A †	91,918	20,763,357
Workiva †	187,183	19,029,024
Zebra Technologies Class A †	52,175	15,434,930
		479,964,427
Materials — 1.36%
Martin Marietta Materials	44,549	20,567,828
		20,567,828
2    NQ- 016 [0623] 0823 (3053870)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate — 4.57%
CoStar Group †	772,997	$ 68,796,733
		68,796,733
Total Common Stocks (cost $1,382,629,929)		1,502,077,753

Short-Term Investments — 0.23%
Money Market Mutual Funds — 0.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	853,235	853,235
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	853,234	853,234
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	853,234	853,234
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	853,234	853,234
Total Short-Term Investments (cost $3,412,937)		3,412,937
Total Value of Securities—99.92% (cost $1,386,042,866)		1,505,490,690

Receivables and Other Assets Net of Liabilities—0.08%		1,195,526
Net Assets Applicable to 76,130,051 Shares Outstanding—100.00%		$1,506,686,216
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- 016 [0623] 0823 (3053870)    3